Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022

U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	(1.2)%	(30.0)%
Valuation allowance	(25.0)%	6.6%
Effective tax rate	(1.2)%	1.4%